STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - Southern Bank 401(k) Retirement Plan (the Plan)	12 Months Ended
Jun. 30, 2025 USD ($)
Investment Income
Net appreciation in fair value of investments	$ 7,742,646
Interest and dividends	2,669,422
Net investment income	10,412,068
Interest Income on Notes Receivable from Participants	50,855
Contributions
Participants	2,059,710
Employer	2,932,509
Rollovers	376,156
Total contributions	5,368,375
Total additions	15,831,298
Deductions
Benefits paid to participants	2,511,613
Administrative fees	9,676
Total deductions	2,521,289
Net Increase	13,310,009
Net Assets Available for Benefits, Beginning of Year	58,848,505
Net Assets Available for Benefits, End of Year	$ 72,158,514